Convertible redeemable preferred shares - Summary of Preferred Shares Activities for the Periods as Follows (Detail) (Parenthetical) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Preferred Stock by Class [Line Items]
Dividends, preferred Stock			¥ 0	¥ 12,000
Series C+ Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Dividends, preferred Stock				¥ 0	¥ 0
Series D-1 Warrant [Member] | Series D-1 Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Debt instrument converted shares issued		1,089,265
Series D-2 Warrant [Member] | Series D-2 Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Debt instrument converted shares issued		963,139
Series C+ CMB Warrant [Member] | Series C+ Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Debt instrument converted shares issued	6,734,459
Series D-2 CW Notes [Member] | Series D-2 Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Debt instrument converted shares issued					112,648
Series D-2 DL Notes [Member] | Series D-2 Preferred Shares [Member]
Schedule of Preferred Stock by Class [Line Items]
Debt instrument converted shares issued		107,016